Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary Shares		Preferred Shares	Additional paid in capital		Foreign currency cumulative translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 88			$ 91,902		$ (1,577)	$ (85,780)	$ 4,633
Balance (in Shares) at Dec. 31, 2022	[1]	43,497
Comprehensive loss for the year							(476)	(9,648)	(10,124)
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs		$ 30			6,456				6,486
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs	[1]	15,235
Exercise of prefunded warrants		$ 2			102				104
Exercise of prefunded warrants (in Shares)	[1]	974
Deemed dividend
Share-based compensation (Note 11D)		$ 4			1,777				1,781
Share-based compensation (Note 11D) (in Shares)	[1]	1,772
Balance at Dec. 31, 2023		$ 124			100,237		(2,053)	(95,428)	2,880
Balance (in Shares) at Dec. 31, 2023	[1]	61,478
Comprehensive loss for the year								(6,772)	(6,772)
Warrants reclassified to equity (Note 11C)					706				706
Warrants reclassified to liabilities (Note 11C)					(1,649)				(1,649)
Exercise of options					3				3
Exercise of options (in Shares)	[1]	52
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs					8,233				8,233
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs	[1]	141,498
Exercise of prefunded warrants						[2]				[2]
Exercise of prefunded warrants (in Shares)	[1]	18,539
Share-based compensation (Note 11D)					1,085				1,085
Share-based compensation (Note 11D) (in Shares)	[1]	9,713
Balance at Dec. 31, 2024		$ 124			108,615		(2,053)	(102,200)	4,486
Balance (in Shares) at Dec. 31, 2024		231,280	[1]
Comprehensive loss for the year								(13,905)	(13,905)
Exercise of options (in Shares)
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs					5,725				5,725
Issuance of ordinary shares, prefunded warrants and warrants, net of issuance costs		219,653	[1]
Issuance of preferred shares and warrants, net of issuance costs					5,681				5,681
Issuance of preferred shares and warrants, net of issuance costs (in Shares)			[1]	5,800
Exercise of prefunded warrants						[2]				[2]
Exercise of prefunded warrants (in Shares)		90,225	[1]
Conversion of preferred shares
Conversion of preferred shares (in Shares)		164,452	[1]	(792)
Deemed dividend
Share-based compensation (Note 11D)					1,507				1,507
Share-based compensation (Note 11D) (in Shares)		10,242	[1]
Balance at Dec. 31, 2025		$ 124			$ 121,528		$ (2,053)	$ (116,105)	$ 3,494
Balance (in Shares) at Dec. 31, 2025		715,852	[1]	5,008

[1]	Post reverse split, see Note 11A.
[2]	Less than one thousand U.S. dollars.